EPS (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING

The components of basic EPS consist of the following:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Net income (loss) attributable to equity holders of the Company	6,260,642	3,649,121	(7,933,627)	(1,017,134)
Weighted-average ordinary shares outstanding	436,667	447,289	632,187	632,187
EPS	14.34	8.16	(12.55)	(1.61)